SIGNIFICANT ACCOUNTING POLICIES (Ownership percentage of principal subsidiaries) (Details)	12 Months Ended
Jan. 02, 2022
Gildan Activewear SRL
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Yarns, LLC
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan USA Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Honduras Properties, S. de R.L.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Frontier Yarns, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Apparel (Canada) LP
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Activewear (UK) Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Activewear EU SRL
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Textiles de Sula, S. de R.L.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
G.A.B. Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Activewear Honduras Textile Company, S. de R.L.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Activewear (Eden) Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Hosiery Rio Nance, S. de R.L.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Mayan Textiles, S. de R.L.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Charleston Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Activewear Dominican Republic Textile Company Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Honduras Trading, S. de R. L.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Gildan Choloma Textiles, S. de R. L.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%